Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting
Reconciliation of Operating Profit (Loss) from Segments to Consolidated

		Years Ended December 31,
		2012	2011	2010
Real Estate Ownership	(a)
Revenues		$145,685	$81,475	$65,289
Operating expenses	(b)	(102,321)	(39,264)	(30,593)
Interest expense		(50,290)	(21,675)	(15,539)
Other, net	(c)	83,436	82,911	30,131
Provision for income taxes		(4,012)	(2,243)	(2,192)
Income from continuing operations attributable to W. P. Carey		$72,498	$101,204	$47,096
Investment Management
Revenues	(d)	$223,180	$242,647	$191,890
Operating expenses	(d)	(207,050)	(157,572)	(133,683)
Other, net	(e)	3,878	2,695	2,559
Provision for income taxes		(2,771)	(34,971)	(23,660)
Income from continuing operations attributable to W. P. Carey		$17,237	$52,799	$37,106
Total Company
Revenues	(d)	$368,865	$324,122	$257,179
Operating expenses	(d)	(309,371)	(196,836)	(164,276)
Interest expense		(50,290)	(21,675)	(15,539)
Other, net	(c) (e)	87,314	85,606	32,690
Provision for income taxes		(6,783)	(37,214)	(25,852)
Income from continuing operations attributable to W. P. Carey		$89,735	$154,003	$84,202

Reconciliation Of Assets From Segment To Consolidated

	Total Long-Lived Assets at		(f)	Total Assets at
	December 31, 2012	December 31, 2011		December 31, 2012	December 31, 2011
Real Estate Ownership	$4,236,993	$1,273,521		$4,484,821	$1,334,066
Investment Management	69,258	70,369		124,221	128,557
Total Company	$4,306,251	$1,343,890		$4,609,042	$1,462,623

Schedule Of International Investment By Segment

Year Ended December 31, 2012		Domestic	Foreign	(a)	Total
Revenues		$115,572	$30,113		$145,685
Operating expenses		(99,801)	(2,520)		(102,321)
Interest expense		(38,759)	(11,531)		(50,290)
Other, net	(b) (c)	76,830	6,606		83,436
Provision for income taxes		(2,697)	(1,315)		(4,012)
Income from continuing operations attributable to W. P. Carey		$51,145	$21,353		$72,498
Total assets		$3,527,918	$956,903		$4,484,821
Total long-lived assets	(d)	$3,361,197	$875,796		$4,236,993

Year Ended December 31, 2011		Domestic	Foreign	(a)	Total
Revenues		$71,746	$9,729		$81,475
Operating expenses		(34,405)	(4,859)		(39,264)
Interest expense		(19,980)	(1,695)		(21,675)
Other, net	(c)	76,735	6,176		82,911
Provision for income taxes		(2,135)	(108)		(2,243)
Income from continuing operations attributable to W. P. Carey		$91,961	$9,243		$101,204
Total assets		$1,258,544	$75,522		$1,334,066
Total long-lived assets	(d)	$1,203,474	$70,047		$1,273,521

Year Ended December 31, 2010		Domestic	Foreign	(a)	Total
Revenues		$57,583	$7,706		$65,289
Operating expenses		(26,851)	(3,742)		(30,593)
Interest expense		(13,797)	(1,742)		(15,539)
Other, net	(c)	26,188	3,943		30,131
Provision for income taxes		(2,162)	(30)		(2,192)
Income from continuing operations attributable to W. P. Carey		$40,961	$6,135		$47,096
Total assets		$965,418	$82,987		$1,048,405
Total long-lived assets	(d)	$961,298	$73,447		$1,034,745